Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of geographic information
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2022	2021
	$	$
Revenue
North America	336,563	301,257
Europe, Middle East and Africa	465,935	394,758
Latin America	33,105	22,841
Asia Pacific	7,720	5,670
	843,323	724,526
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2022	2021
	$	$
Non-current assets
Canada	1,005,845	1,083,594
United States	207,948	252,577
European Union	625,411	552,372
Rest of the world	3,262	5,772
	1,842,466	1,894,315